EQUITY - Schedule Of Non-Controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Equity	$ 122,642	$ 116,846
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	86,804	81,833
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Equity	80,915	76,557
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 5,889	$ 5,276